Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of calculations of basic earnings per share and diluted earnings per share
Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2020, 2021 and 2022 as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	5,906,957	4,681,073	6,298,816

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	135,077,790	136,175,112	127,235,048

Basic earnings per Class A and Class B ordinary shares	43.73	34.38	49.51

Diluted earnings per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	5,906,957	4,681,073	6,298,816

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	135,077,790	136,175,112	127,235,048
Dilutive employee share options and non-vested ordinary shares	2,958,220	2,569,910	922,256

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	138,036,010	138,745,022	128,157,304

Diluted earnings per Class A and Class B ordinary shares	42.79	33.74	49.15